Leases - Supplemental balance sheet information related to leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operating leases
Right-of-use assets	¥ 6,821,100	$ 1,045,380	¥ 5,625,015
Total operating lease liabilities
Lease liabilities current portion	2,625,979	402,449	2,222,745
Operating lease liabilities, non-current	3,833,914	$ 587,572	2,914,240
Total operating lease liabilities	6,459,893		5,136,985
Land use right
Operating leases
Right-of-use assets	27,185		27,898
Administrative office leases
Operating leases
Right-of-use assets	1,295,715		764,303
Store leases
Operating leases
Right-of-use assets	4,597,948		4,371,957
Entrusted house leases
Operating leases
Right-of-use assets	¥ 900,252		¥ 460,857